UNITED STATES  File No.  33-
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549File No. 811-

                         FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]


     Pre-Effective Amendment No.                     [  ]



     Post Effective Amendment No.                    [   ]



    REGISTRATION STATEMENT UNDER THE INVESTMENT
    COMPANY ACT OF 1940                              [ X ]



     Amendment No.                                   [   ]



                Beacon Global Advisors Trust
     (Exact name of Registrant as Specified in Charter)

8260 Greensboro Drive, Suite 250
McLean, Virginia                                 22102-3801
(Address of Principal Executive Offices)         (Zip Code)

Registrant's Telephone Number, including Area Code(703) 883-0865

            Robert J. Henrich, Managing Partner
               Beacon Global Advisors, Inc.
            8260 Greensboro Drive, Suite 250
                 McLean, Virginia  22102-3801
          (Name and Address of Agent for Service)
COPIES TO:
Arthur Brown, Esq.                          Joseph M. O'Donnell, Esq.
Kirkpatrick & Lockhart LLP                  Fund/Plan Services, Inc.
1800 Massachusetts Avenue, N.W.             2 West Elm Street
Washington, DC 20036                        Conshohocken, PA  19428

        Approximate date of proposed public offering:
As soon as practicable after the effective date of this Registration
Statement.
________________________________________________________________

Registrant hereby elects to register an indefinite number of shares of its securities under this Registration Statement pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended. Registrant will file a Notice pursuant to Rule 24f-2 within two months after its fiscal year end.
________________________________________________________________

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said
Section 8(a), may determine.

As filed with the U.S. Securities and Exchange
Commission on October 28, 1996



                     TABLE OF CONTENTS

   Registration Statement of Beacon Global Advisors Trust


                                                       Page




1.   Cross-Reference Sheet. . . . . . . . . . . . . .

2.   The Cruelty Free Value Fund - Part A - Prospectus

3.   The Cruelty Free Value Fund - Part B - Statement of
     Additional Information . . . . . . . . . . . . .

4.   The Cruelty Free Value Fund - Part C
     Other Information. . . . . . . . . . . . . . . .

5.   Signature Page . . . . . . . . . . . . . . . . .

6.   Index to Exhibits. . . . . . . . . . . . . . . .

                BEACON GLOBAL ADVISORS TRUST
        CROSS REFERENCE SHEET PURSUANT TO RULE 481a

Form N-1A Item                                       Caption in Prospectus
Part A  INFORMATION REQUIRE IN A PROSPECTUS

1.     Cover Page                           Cover Page of Prospectus
2.     Synopsis                             Expense Summary
3.     Condensed Financial Information          *
4.     General Description of
       Registrant                           Mission Statement;
                                            Introduction;
                                            Investment Objective;
                                            Investment Policies;
                                            Investment Practices and
                                            Risk Factors; Investment
                                            Process;General Information

 5.   Management of the Fund                Management of the Fund;
                                            Distribution Plan

 5A.  Management's Discussion of Fund
      Performance                            *

 6.   Capital Stock and Other
      Securities                            General Information; Dividends
                                            and Taxes; Net Asset Value
 7.   Purchase of Securities Being
      Offered                               How to Purchase Shares

 8.   Redemption or Repurchase              How to Redeem Shares

 9.   Pending Legal Proceedings              *

Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL
             INFORMATION

10.     Cover Page                          Cover Page of the Statement of
                                            Additional Information

11.     Table of Contents                   Table of Contents

12.     General Information and
        History                                *

13.     Investment Objectives and
        Policies                            Investment Policies and
                                            Techniques;Investment
                                            Restrictions; Portfolio
                                            Transactions

14.  Management of the Fund                 Investment Advisory and Other
                                            Services; Trustees and Officers

15.  Control Persons and
     Principal Holders of
     Securities                              *

16. Investment Advisory and
    Other Services                          Investment Advisory and Other
                                            Services

17. Brokerage Allocation and
    Other Practices                         Portfolio Transactions

18. Capital Stock and Other
    Securities                              Other Information

19.  Purchase, Redemption and
     Pricing of Securities Being
     Offered                                Purchases; Redemptions

20.  Tax Status                             Taxes

21.  Underwriters                           Distributor

22.  Calculation of Performance
     Data                                   Performance Information

23.  Financial Statements                   *


Part C  OTHER INFORMATION

        Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.


*  Item is inapplicable at this time or answer is negative.


Information contained herein is subject to completion or amendment.
A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification
       under the securities laws of any such state.

                  Subject to Completion
       Preliminary Prospectus Dated October __, 1996

                THE CRUELTY FREE VALUE FUND
              8260 Greensboro Drive, Suite 250
                McLean, Virginia 22102-3801

PROSPECTUS                              _____________, 1996


"The greatness of a nation and its moral progress can be judged by the way its animals are treated."

                                             Mahatma Ghandi

The Cruelty Free Value Fund (the "Fund") is a mutual fund which seeks capital appreciation by investing in common stocks of companies which meet the investment adviser's growth profile and its guidelines regarding the humane treatment of animals.

While providing its shareholders with an investment seeking capital growth, the Fund is also dedicated to providing an innovative way to help end the suffering and abuse of animals and the extinction of hundreds of species annually. All investments made by the Fund will be screened by the investment adviser, Beacon Global Advisors, Inc. (the "Advisor"), for their growth potential and further screened using its guidelines concerning the humane treatment of animals. See "Animal Policy."

The Fund is a separate series of shares of Beacon Global Advisors
Trust (the "Trust"), an open-end management investment company.
Dreman Value Advisors, Inc. ("Dreman" or the "Subadvisor") has been retained by the Advisor to act as subadvisor and to manage the day-to-day investment program of the Fund.

The Fund is designed for long-term investors and not as a trading vehicle, and is not intended to present a complete investment program. As an adjunct to Dreman's traditional "long" investment strategy, however, the Fund will incorporate short-selling techniques to hedge the portfolio in volatile market environments. There can be no assurance that the Fund will achieve its investment objective.

This Prospectus sets forth concisely information about the Fund that an investor should know before investing in the Fund. Please read this Prospectus carefully and retain it for future reference. A
Statement of Additional Information, dated               , 1996,
provides further discussion of certain areas which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information can be obtained without charge by calling the Fund at (800) 662-9992, or writing to the Fund at the address above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
 SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.


                        TABLE OF CONTENTS


                                                       Page

Expense Summary. . . . . . . . . . . . . . . . . . . . . .
Mission Statement. . . . . . . . . . . . . . . . . . . . .
Introduction . . . . . . . . . . . . . . . . . . . . . . .
Investment Objective . . . . . . . . . . . . . . . . . . .
Investment Policies. . . . . . . . . . . . . . . . . . . .
Animal Policy. . . . . . . . . . . . . . . . . . . . . . .
Investment Process . . . . . . . . . . . . . . . . . . . .
Investment Practices and Risk Factors. . . . . . . . . . .
Management of the Fund . . . . . . . . . . . . . . . . . .
Distribution Plan. . . . . . . . . . . . . . . . . . . . .
How to Purchase Shares . . . . . . . . . . . . . . . . . .
How to Redeem Shares . . . . . . . . . . . . . . . . . . .
Net Asset Value. . . . . . . . . . . . . . . . . . . . . .
Dividends and Taxes. . . . . . . . . . . . . . . . . . . .
Performance Information. . . . . . . . . . . . . . . . . .
General Information. . . . . . . . . . . . . . . . . . . .




Distributor:                            Investment Adviser:

Beacon Global Advisors, Inc.           Beacon Global Advisors,  Inc.
8260 Greensboro Drive, Suite 250       8260 Greensboro Drive,  Suite 250
McLean, Virginia 33102-3801            McLean, Virginia 22102-3801
(800) 662-9992                         (800) 662-9992
(703) 883-0865                         (703) 883-0865

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER OR SOLICITATION. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY
REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                      Expense Summary


Shareholder Transaction Expenses:

        Maximum sales charge imposed on purchases
             (as a percentage of offering price) . . . . . .        None
        Maximum sales charge imposed on reinvested
             dividends (as a percentage of offering price) .        None
        Deferred sales charge (as a percentage of
             original purchase price). . . . . . . . . . . .        None
        Redemption fees (as a percentage of
             amount redeemed) (1). . . . . . . . . . . . . .        None

(1) If you want to redeem shares by wire transfer, the Fund's transfer agent charges a fee (currently $9.00) for each wire redemption. Purchases and redemptions may also be made through broker-dealers and others who may charge a commission or other transaction fee for their services.

Annual Fund Operating Expenses:
(as a percentage of average net assets)

          Advisory Fees (after fee waivers)(2) . . . . .    0.55%
          12b-1 Fees . . . . . . . . . . . . . . . . . .    0.25%
          Other Expenses (3) . . . . . . . . . . . . . .    1.70%

          Total Fund Operating Expenses (after fee waivers)(3)    2.50%

(2) The above table reflects the Advisor's voluntary undertaking to waive all or a portion of its fees and to reimburse certain expenses to limit the total operating expenses of the Fund for the first year of operations to 2.50% of the Fund's average daily net assets. The Advisor reserves the right to terminate this waiver or any reimbursement at any time, in its sole discretion. Absent such waiver, advisory fees for the Fund would be 1.25% and presuming first year assets at $10 million, estimated total operating expenses would be 3.70% of the Fund's average daily net assets on an annualized basis. See "Management of the Fund" for advisory fee breakpoints. Although the Advisor has not previously provided investment advisory services to U.S registered investment companies, the Advisor has been engaged in the investment advisory business and has provided investment advice to individuals, offshore investment funds and corporations since 1994.

(3) For purposes of this table and because the Fund has no operating history, "Other Expenses" is based on estimated amounts for the current fiscal year.

Example
Based on the level of expenses listed above, an investor would pay the following expenses on a $1,000 investment assuming (i) 5% annual return and (ii) redemption at the end of each time period:

             1 Year               $25
             3 Years              $78

The foregoing example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown. The purpose of the expense tables and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. For more complete descriptions of the various costs and expenses, see "Management of the Fund" and "Distribution Plan."

             Mission Statement

The Advisor has created The Cruelty Free Value Fund as a means for individuals or institutions to pool their assets and invest in companies that satisfy the Advisor's growth profile and also do not harm animals. Securities considered for investment by the Fund will be screened by the Advisor and the Advisor will exclude for investment those companies that, in its opinion, employ animal testing in their product development, endanger or abuse animals, sponsor inhumane animal events, or are subsidiaries of companies involved in these activities.

Also, the Advisor has made a commitment to donate a percentage of its management fees to fund projects that directly help animals and raise public awareness of animal-related issues. The Advisor has established a foundation that will be dedicated to these concerns and has selected an outside advisory board of directors that will review specific projects of animal welfare organizations. The board of directors will review projects submitted by such animal welfare organizations, then select and financially support those programs deemed to have the greatest potential impact on improving the lives of animals. The board of directors will be responsible for the ongoing due diligence to insure that all donations are being used as directed. Shareholders of the Fund will be provided with a newsletter to keep them apprised of the foundation's progress.

Members of the advisory board of the foundation are some of the most prominent people involved in the animal welfare community and currently include Tippi Hedren, Linda Blair, and Rue McClanahan.

The Advisor has also selected Dreman Value Advisors, Inc. ("Dreman" or the "Subadvisor") to provide the day-to-day management of the Fund's portfolio. Dreman is well-known for their disciplined and conservative value-oriented strategy for stock selection.


                        Introduction

This Prospectus provides the information which is needed for a potential investor to make an informed decision before purchasing shares of the Fund. The money that an investor uses to purchase shares of the Fund will be pooled with other shareholders' money and collectively invested, or "managed," by the Advisor in accordance with the Fund's investment objective. Other parts of this Prospectus provide information concerning an investment in the Fund such as the risk factors involved, the companies which provide services to the Fund, the expenses of managing the Fund and the procedures by which shares of the Fund may be purchased or redeemed. Please read this Prospectus carefully before you invest or send money and keep it for your future reference.

                    Investment Objective

The investment objective of the Fund is capital appreciation. The Advisor will seek to obtain this objective while maintaining the Fund's commitment to encourage the humane treatment of animals. See "Animal Policy."

This objective is fundamental and may not be changed without a vote of the holders of the majority of the outstanding voting securities of the Fund. The Fund's investment policies described below are not fundamental and may be changed without shareholder approval. Additional investment policies and investment restrictions are described in the Statement of Additional Information. There can be no assurance that the Fund will achieve its investment objective. Any income received is secondary to the objective of capital appreciation.

             Investment Policies and Strategies

The Fund's assets will be invested primarily in common stock or preferred stock. Under normal circumstances, however, the Fund expects to be almost fully invested in common stocks. Dreman, on behalf of the Advisor, generally follows a value-oriented investment approach to the selection of individual securities. See "Investment Process." The Fund may diversify its holdings among many different companies and industries which not only pass the screening criteria for growth described below under "Investment Process", but will also meet the Advisor's guidelines for the humane treatment of animal. See "Animal Policy."

The Fund may also engage in portfolio management techniques such as selling short, selling short against-the-box, and lending securities. See "Investmen Practices and Risk Factors."

If securities held by the Fund no longer satisfy the Animal Policy, the Fund will seek to dispose of the securities as soon as is economically practicable, which may cause the Fund to sell the securities at a time not desirable from a purely financial standpoint.

                       Animal Policy

The Fund is dedicated to providing an innovative investment program to help end the suffering, abuse and extinction of animals. The Advisor believes that sound investments may be made which are compatible with a commitment to protect the well-being of animals. All investments made by the Fund will be screened toward achieving such policy and the following guidelines have been established for such screening process. These guidelines will help to provide a cruelty free portfolio of investments.

The Fund will not invest in companies that, in the opinion of the Advisor, (1) employ animal testing in their product development; (2) indiscriminately endanger and abuse animals; (3) sponsor inhumane animal events; or (4) are subsidiaries of companies involved in these activities. The Advisor may gather screening information through publicly available sources such as corporate annual reports, newswire services, animal welfare publications (i.e. Audubon Society, National Wildlife Federation), and financial and business organization reporting services such as Dun & Bradstreet and Bloomberg.

The Fund's Animal Policy limits the available investments compared with other mutual funds which do not have such a policy. Under certain economic conditions, this could cause the Fund's investment performance to be better or worse than similar funds without an Animal Policy.

The Board of Trustees will have the authority, without the vote of shareholders, to determine the manner in which the Fund implements its stated commitment to encourage the humane treatment of animals. There can be no assurance that each investment of the Fund will satisfy the Animal Policy, but only that the Advisor will seek to screen each security contemplated for investment by the Fund for its compliance with the Animal Policy. Further, information provided by companies which the Advisor utilizes for screening purposes may be incomplete or inaccurate.

                     Investment Process

The Subadvisor's investment approach for stock selection is centered around value investing. Value investing refers to the process by which an investment professional chooses certain stocks because that professional believes that they are undervalued in the market place.

The initial criteria for stock selection is centered around a stock's Price/Earnings Ratio ("P/E"). A low P/E value is important because, in the opinion of the Advisor, it tends to be a historic indicator of superior performance. After low P/E, the price-to-book ratio is considered. Concentration is made on stocks whose market price is low in relation to book value. The last criteria for stock selection is an above-average dividend yield. Higher yielding stocks tend to provide, in the Subadvisor's opinion, strong defensive features during down market cycles. Further quantitative analysis focuses on adequate trading liquidity, measuring financial strength, and testing earnings against certain requirements.

The Subadvisor believes that this approach to stock selection is conservative in nature and only companies that possess strong financial characteristics be considered for investment. The
Subadvisor closely analyses the stocks and concentrates on those that have shown above average growth on both a five-and ten-year basis, exhibit sound finances and demonstrate above-average long term earnings prospects.

If, in the Subadvisor's opinion, the market warrants the movement of the assets of the Fund into cash, the Fund is permitted to purchase and temporarily hold high-grade domestic money market instruments including, but not limited to, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, and repurchase agreements.

           Investment Practices and Risk Factors

There is no such thing as a guaranteed investment and no one can see into the future. The risks inherent in investing in the Fund are similar to those of equity securities, that is, its value may fluctuate in response to a variety of situations and factors. Accordingly, the value of an investment in the Fund will fluctuate over time and may be valued higher or lower at the time of redemption. The Fund is designed for long-term investors who can accept the risks entailed in seeking capital appreciation through investment primarily in common stocks. An investment in the Fund should be only a part of an overall investment strategy. No assurance can be given as to the success of the Advisor's investment program. The Advisor attempts to reduce the overall risks by investing in a diversified portfolio through the implementation of its investment process. Although the Advisor has not previously provided investment advisory services to registered investment companies, the Advisor has been engaged in the investment advisory business providing investment advice to individuals, corporations and offshore investment funds since 1994. The Fund's Subadvisor, Dreman Value Advisors, Inc., has eleven years of experience managing various mutual funds.

Short Sales Against-the-Box
The Fund may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. Short selling against-the-box may defer recognition of gains or losses into a later tax period. This strategy is employed to protect the asset base in volatile markets.

Short Sales
The Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities which the Advisor believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any accrued interest or dividends and may be required to pay a premium.

The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

No short sale will be effected which will, at the time of making such short sale transaction, cause the aggregate market value of all securities sold short to exceed 25% of the value of the Fund's net assets.


                   Management of the Fund

The Board of Trustees
The Trust has a Board of Trustees that establishes the Fund's policies and oversees and reviews the management of the Fund. The day-to-day operations of the Fund are administered by the officers of the Trust and by the Advisor and Subadvisor pursuant to the terms of the Investment Advisory Agreement and Subadvisory Agreement with the Fund, respectively. The Trustees review the various services provided by the Advisor to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner. Information pertaining to the Trustees and executive officers is set forth in the Statement of Additional Information.

The Investment Adviser
Beacon Global Advisors, Inc. (the "Advisor") serves as the Fund's investment adviser and manager, and is an investment adviser registered as such under the Investment Advisers Act of 1940, as amended. The Advisor is a subsidiary of Beacon Global Advisors, Ltd. of Nassau, Bahamas, a company which designs and markets specialized global asset management programs for pension funds, endowments and foundations, and other institutional and high net worth individual investors. Beacon Global Advisors, Ltd. specializes in establishing offshore investment funds. The Advisor does not have any past experience managing U.S. mutual funds. The principal business address of the Advisor is 8260 Greensboro Drive, Suite 250, McLean, Virginia 22102-3801. As of December 31, 1995, the Advisor had discretionary authority with respect to $72 million.

The Advisor makes the investment decisions concerning the assets of the Fund and continuously reviews, supervises and administers the Fund's investment programs, subject to the supervision of, and policies established by, the Trustees of the Fund.

For its services as investment adviser, the Fund pays the Adviser a monthly fee which is calculated daily by applying an annual rate of 1.25% on the first $100 million of average daily net assets, 1.00% on average net assets from $100 million to $500 million, and 0.75% of average daily net assets over $500 million. The investment advisory fee is higher than that paid by most investment companies, although the Advisor believes the fee to be comparable to that paid by investment companies with similar investment objectives and policies. From time to time, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain expenses of the Fund without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the Fund and increasing the Fund's overall return to investors at the time any such amounts are waived and/or absorbed. The Advisor has voluntarily agreed to waive all or a portion of its fee, and/or to reimburse expenses of the Fund to the extent necessary in order to limit net operating expenses for the first year of operations to an annual rate of not more than 2.50% of the Fund's average daily net assets. The Advisor reserves the right to terminate its voluntary fee waiver and reimbursement at any time, and at its sole discretion. Any reductions in its fee that are made by the Advisor are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with the expense limitations stated herein.


The Subadvisor
Dreman Value Advisors, Inc. ("Dreman" or the "Subadvisor"), 280 Park Avenue, 40th Floor, New York, New York 10017-1216, is a wholly-owned subsidiary of Zurich Kemper Investments, Inc. (formerly named Kemper Financial Services, Inc.)("ZKI"), which is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-six years.

ZKI and its affiliates, including Dreman, provide investment advice and manage investment portfolios for the Kemper Funds, affiliated insurance companies and other corporate, pension, profit-sharing and individual accounts representing approximately $79 billion under management.

Under the Subadvisory Agreement, Dreman provides the Fund and the Advisor with investment research, advice, information and recommendations concerning securities to be acquired, held or sold by the Fund. Dreman is a registered investment adviser.

Dreman has been retained by the Advisor pursuant to the Subadvisory Agreement to provide an investment program for the Fund, subject to the supervision of the Advisor, in accordance with the objective and policies of the Fund. For its services, Dreman receives from the Advisor an annual fee of 0.50% of the first $50 million of average daily net assets; 0.35% of average daily net assets from $50 million to $100 million; and 0.25% of average daily net assets over $100 million.

While the Advisor has no previous experience managing U.S. registered investment companies, Dreman has managed mutual funds since 1985 and is currently responsible for investments with a market value over $2.3 billion.

The investment management team at Dreman responsible for overseeing all investments made by the Fund includes William F. Coughlin, CFA, James R. Neel, CFA, Christian C. Bertelsen, and Thomas F. Sassi.
Their respective biographies follow.

William F. Coughlin, CFA, 39, Managing Director and Portfolio Manager, Dreman Value Advisors, Inc. Before joining Dreman Value Advisors, Inc. in 1988 and serving as a Portfolio Manager since that time, Mr. Coughlin spent seven years working for NYNEX Corporation, [ Address ]. From 1980 to 1983 he was responsible for the financial planning and corporate finance activities at New England Telephone in Boston. Through 1986, he served as Investment Director for NYNEX's $12 billion pension fund. In that capacity he headed investment research, asset allocation and quantitative equity analysis, and managed the fund's $650 million in-house portfolio. He also served as Director of Investments for the NYNEX Foundation during his tenure.

[Undergraduate and graduate degrees]

James R. Neel, CFA, 53, President and Chief Executive Officer, Dreman Value Advisors, Inc. from 19__ to present. Most recently, Mr. Neel was an Executive Vice President and equity portfolio manager for Kemper Financial Services institutional accounts. Mr. Neel joined Kemper Financial Services in 1989 as chief equity portfolio strategist and was responsible for managing various equity mutual funds including Kemper Blue Chip Fund, Kemper Growth Fund and the Retirement Fund Series.

[Undergraduate and graduate degrees]

Christian C. Bertelsen, 53, Chief Investment Officer, Dreman Value Advisors, Inc. from 19__ to present. Mr. Bertelsen is Portfolio Manager of the Contrarian Fund. Most recently, Mr. Bertelsen was Senior Vice President of Eagle Asset Management, [ address ], a subsidiary of Raymond James Financial Inc., where he managed institutional assets, a variable annuity for Bankers Trust, The Heritage Value Trust Mutual Fund, as well as assets for private individuals.

Before joining Eagle Asset Management, Mr. Bertelsen was a Senior
Vice President at Colonial Management Associates in Boston where he managed the Colonial Fund and headed Colonial Advisory Services. Mr. Bertelsen previously was a Senior Vice President and portfolio manager for Batterymarch Financial Management.

Mr. Bertelsen is a member of the Investment Analysts Society of Boston and the AIMR. He received his BA in History and Economics from Boston University.

Thomas F. Sassi, 53, Director of Research and a Portfolio Manager at Dreman Value Advisors, Inc. from 19__ to present. Prior to rejoining Dreman Value Advisors, Inc., where he served as a Managing Director and Director of Research from 19__ to 19__, Mr. Sassi was a consultant to Omega Advisers, [ Address ] and a Senior Vice President at Dillon Read Investment Management [ Address]. Previously, he was a Vice President and Portfolio Manager of Met-Life State Street in Boston and had served for five years as Chief Equity Officer at Metropolitan Life where he began his career as a security analyst.

Mr. Sassi received a BBA in Management and an MBA in Finance from Hofstra University.

The Administrator, Transfer Agent and Fund Accountant
FPS Services, Inc. ("FPS"), which has its principal business address at 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, serves as the Administrator pursuant to an agreement with the Fund. Under this agreement, FPS provides the Fund with administrative services including regulatory reporting, compliance filings, dissmination of certain information to the Fund's shareholders, and financial and management reporting. FPS also provides all necessary office space, equipment, personnel and facilities. FPS receives an annual administrative fee, accrued daily and paid monthly, of 0.15% of the average daily net assets. The minimum fee to be paid by the Fund under this agreement is $55,000 annually.

In addition, FPS serves as the Fund's transfer agent. As Transfer Agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

FPS also serves as fund accountant and performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value per share.

The Custodian
The Bank of New York, 48 Wall Street, New York, New York 10286, serves as custodian for the safekeeping of securities, cash and other assets of the Fund.

Fund Expenses
The Fund is responsible for all of its own expenses. Such expenses may include, but are not limited to: management fees; legal expenses; audit fees; printing costs (e.g. costs of printing annual reports, semi-annual reports and prospectuses which are distributed to existing shareholders); brokerage commissions for portfolio trades; the expenses of registering and qualifying shares of the Fund for sale with the Securities and Exchange Commission and with various state securities commissions; expenses of the organization of the Fund; transfer agent, custodian and administrator fees; the expenses of obtaining quotations of portfolio securities and pricing the Fund's shares; trade association dues; all costs associated with shareholder meetings and the preparation and dissemination of proxy materials (although the Fund is not required to hold annual shareholder meetings); costs of liability insurance and fidelity bonds; fees for Trustees who are not officers, directors or employees of the Advisor; and any extraordinary and nonrecurring expenses which are not expressly assumed by the Advisor.

Portfolio Transactions and Brokerage
The Advisor will use its best efforts to obtain the best available price and most favorable execution with respect to all transactions of the Fund. Subject to policies established by the Board of Trustees, however, the Fund may pay a broker-dealer (other than the Advisor) a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Advisor determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. All commissions paid are reviewed quarterly by the Board of Trustees of the Trust.

Portfolio Turnover
The Fund may purchase and sell securities without regard to the length of time the security is intended to be or has been held. A 100% turnover rate occurs, for example, if all of the Fund's portfolio securities are replaced during one year. High portfolio activity increases the Fund's transaction costs, including brokerage commissions. The Fund anticipates that the portfolio turnover generally will not exceed 100% annually.


                     Distribution Plan

The Board of Trustees of the Fund has adopted a distribution plan for the shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Distribution Plan"). As provided in the Distribution Plan, the Fund will pay an annual fee up to 0.25% of the average daily net assets to the Distributor. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of the shares of the Fund or provide services with respect to shares of the Fund, pursuant to service agreements with the Fund. The Distribution Plan is characterized as a compensation plan because the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Distribution Plan in accordance with its terms and within NASD rules concerning sales charges.

The fees paid to the Distributor under the Distribution Plan are subject to review and approval by the Trust's independent Trustees who have the authority to reduce the fees or terminate the Distribution Plan at any time. All payments made pursuant to the Distribution Plan shall be made for the purpose of selling shares issued by the Fund or servicing shareholder accounts.


                   How to Purchase Shares

General
Shares of the Fund may be purchased from the Fund at the net asset value next determined after receipt by the Transfer Agent of a purchase order in proper form. There is no sales load in connection with the purchase of shares. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified for sale.

Purchase orders for shares of the Fund that are received by FPS in proper form by the close of the New York Stock Exchange ("NYSE")(currently 4:00 p.m. Eastern time), on any day that the NYSE is open for trading, will be purchased at the Fund's next determined net asset value. Orders for Fund shares received after 4:00 p.m. Eastern time will be purchased at the net asset value determined on the following business day.

The Fund reserves the right to reject any purchase order or suspend the offering of shares of the Fund. The Fund also reserves the right to vary the initial and subsequent investment minimums, or to waive the minimum investment requirements for any investor. Please note that the Fund willnot accept a check endorsed by a third party for a purchase order.

Purchases By Mail
Before shares of the Fund may be purchased for the first time, please complete the application accompanying this Prospectus and mail it to the Transfer Agent, together with a check payable to "The Cruelty Free Value Fund." The check or money order and application should be mailed to FPS Services, Inc, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. If this is an initial purchase, please send a minimum of $1,000 (or $2,000 for IRA and SEP accounts).

Purchases By Wire Transfer
Before making an initial investment by wire, an investor must first telephone the Transfer Agent at (800) 892-9626 or (610) 239-4600 in order to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number and address must be specified in the wire. In addition, an account application should be promptly forwarded to: FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to: United Missouri Bank KC N.A., ABA #10-10-00695/Attention: FPS Services, Inc., A/C 98-7037-071-9/FBO "The Cruelty Free Value Fund", along with the shareholder's name and account number as specified on the shareholder's account registration.

Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The shareholder's bank may impose a fee for investments by wire. The Fund will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

Purchases Through Broker-Dealers
The Fund may accept telephone orders only from brokers, financial institutions or service organizations that have been previously approved by the Fund. It is the responsibility of such brokers, financial institutions or service organizations to promptly forward purchase orders and payments for the same to the Fund. Brokers, financial institutions, service organizations, banks and bank trust departments through which an investor purchases shares of the Fund, may charge the shareholder a transaction fee or other fee for its services at the time of purchase.

Wire orders for shares of the Fund received by dealers prior to 4:00 p.m. Eastern time, and received by the Fund's Distributor before 5:00 p.m. Eastern time on the same day, are confirmed at that day's net asset value. Dealers may place orders with the Fund's Distributor by calling (800) 662-9992 or (703) 883-0865. Orders received by dealers after 4:00 p.m. Eastern time are confirmed at the net asset value on the following business day. It is the dealer's obligation to place the order with FPS before 5:00 p.m. Eastern time.

Subsequent Investments
Once an account has been opened, subsequent purchases may be made by mail, bank wire, automatic investing or direct deposit. The minimum for subsequent investments is $____for all accounts.

When making subsequent investments by mail, please return the bottom portion of a previous confirmation with your investment in the envelope that is provided with each confirmation statement. Your check should be made payable to "The Cruelty Free Value Fund" and mailed to FPS Services, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. Orders to purchase shares are effective on the day FPS receives your check or money order.

All investments must be made in U.S. dollars and, to avoid fees and delays, checks must be drawn only on banks located in the United States. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. Investors who puchase Fun shares by check or money order may not receive redemption proceeds until there is reasonable belief that thecheck cleared, which may take up to fifteen calendar days after payment is received. The Fund and FPS each reserve the right to reject any purchase order in whole or in part. The Fund and FPS will not accept checks which have been endorsed by a third party.

Automatic Investment Plan
Once an account has been opened, a shareholder can make additional purchases of shares of the Fund through an automatic investment plan. An investor may authorize the automatic withdrawal of funds from his or her bank account by opening his or her account with a minimum of $1,000 and completing the appropriate section on the new account application enclosed with this Prospectus. Subsequent monthly investments are subject to a minimum required amount of $50. The automatic deductions may be made on the 10th, 15th or 20th of the month and may be made monthly, quarterly, semi-annually or annually.

                    How to Redeem Shares

Shareholders may redeem their shares of the Fund without being subject to any redemption charge on any business day that the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the Transfer Agent of a redemption request meeting the requirements described below.

Redemption By Mail
Shareholders may redeem their shares by submitting a written request for redemption to FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

A written redemption request to the Transfer Agent must be in good order, which means that it must: (i) identify the shareholder's account name and account number; (ii) state the number of shares or dollar amount to be redeemed and (iii) be signed by each registered owner exactly as the shares are registered. To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name an account is registered is required for all written redemption requests exceeding $10,000 or where proceeds are to be mailed to an address other than the address of record. A guarantee may be obtained from any commercial bank, credit union, member firm of a national securities exchange, registered securities association, clearing agency and savings and loan association. A credit union must be authorized to issue signature guarantees; notary public endorsement will not be accepted. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the Transfer Agent at (800) 892-9626 or (610) 239-4600.

Redemption By Telephone
Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by calling the Transfer Agent at (800) 892-9626 or (610) 239-4600 during normal business hours. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request with a signature guarantee must be sent to the Tansfer Agent at the address listed above, under the caption "Redemption By Mail."

The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time.

During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures for redemption by mail.

General Redemption Information
A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in proper form.
If you have any questions with respect to the proper form for redemption requests you should contact the Transfer Agent at (800) 892-962 or (610) 239-4600.

Redemptions will be processed only on a business day during which the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the Transfer Agent of a redemption request meeting the requirements described above. The Fund will not mail redemption proceeds until it has been assured that checks received for the purchase of any shares being redeemed have, or will be, cleared. Accordingly, redemptions may not be processed until the shares being redeemed have been on the Fund's books for at least fifteen business days measured from the date the redemption request is received by the Fund. Payment may also be made by wire directly to any bank previously designated by an investor on his or her new account application. There is a $9.00 charge for redemptions made by wire to domestic banks. Wires to foreign or overseas banks may be charged at higher rates. It should also be noted that banks may impose a fee for wire services. In addition, there may be fees for redemptions made through brokers, financial institutions and service organizations.

Except as noted below, redemption requests received in proper form by the Transfer Agent prior to the close of regular trading hours on the NYSE on any business day on which the Fund calculates its net asset value are effective as of that day. Redemption requests received after the close of the NYSE will be effected at the net asset value per share determined on the next business day following receipt. No redemption request will be processed until the Transfer Agent has received a completed application with respect to the account.

The Fund will satisfy redemption requests for cash to the fullest extent feasible, as long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of the Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund.

Pursuant to the Fund's Trust Instrument, however, payment for shares redeemed may also be made in kind, or partly in cash and partly in-kind. The Fund has elected, pursuant to Rule 18f-1 under the 1940
Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90 day period for any one shareholder. Any portfolio securities paid or distributed in-kind would be in readily marketable securities and valued in the manner described below. See "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio.

The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange Commission has, by order, permitted such suspension; (3) an emergency exists, as defined by rules of the Securities and Exchange Commission, making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

Shares of the Fund may be redeemed through certain brokers, financial institutions, service organizations, banks, and bank trust departments who may charge the investor a transaction or other fee for their services at the time of redemption. Such additional transaction fees would not otherwise be charged if the shares were redeemed directly from the Fund.

Telephone Transactions
Shareholders who wish to redeem their shares by telephone must first elect the option, as described above. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In this regard, the Fund and its Transfer Agent require personal identification information before accepting a telephone redemption. To the extent that the Fund or the Transfer Agent fail to use reasonable procedures to verify the genuineness of telephone instructions, the Fund may be liable for losses due to fraudulent or unauthorized instructions. The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Written confirmation will be provided for all redemption transactions initiated by telephone. Proceeds from a telephone redemption shall only be sent to the shareholder's address of record or wired to the shareholder's bank account on file with the Transfer Agent.

No purchases of shares may be made by telephone.

Minimum Balances
Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to involuntarily redeem shares in any account at its then current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a value of at least $500 as a result of redemptions, but not market fluctuations. A shareholder will be notified that the value of his or her account is less than the required minimum and such shareholder will be allowed at least 60 days to bring the value of his or her account up to the minimum before the redemption is processed.


                              NET ASSET VALUE

The net asset value per share is calculated as of the date of this Prospectus, once daily as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time. Currently, the NYSE is closed on the following holidays or days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities, and dividing by the total number of outstanding shares. Expenses are accrued daily and applied when determining the net asset value. The Fund's equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Market quotations are generally the last reported sales price on the principal exchange on which the security trades, or if no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

                    DIVIDENDS AND TAXES

Dividends
The Fund will distribute its net investment income annually. Any net gain realized from the sale of portfolio securities also will be distributed at least annually unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed. Such income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless a shareholder elects to receive them in cash. Distribution options may be changed by writing to the Fund any time prior to the dividend record date.

Any check tendered in payment of dividends or other distributions which cannot be delivered by the post office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value, and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Dividends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

Taxes
The Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for federal income tax to the extent that its earnings and net realized capital gains are distributed to shareholders. To so qualify, the Fund will, among other things, limit its investments so that, at the close of each quarter of its taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of any single issuer and (ii) with respect to at least 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of any single issuer, and the Fund will not own more than 10% of the outstanding voting securities of any single issuer.

An investment in the Fund has certain tax consequences, depending on the type of account. The Fund will distribute all of its net investment income to shareholders. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December
31. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

For federal income tax purposes, income dividends and short-term capital gain distributions are taxed as ordinary income. Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss) are usually taxed as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareholder reinvests the distributions or elects to receive them in cash.

Shareholders may be subject to a 31 percent back-up withholding on reportable dividend and redemption payments if a certified taxpayer identification number is not on file with the Fund, or if to the Fund's knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

Shareholders will be advised annually of the source and tax status of all distributions for federal income tax purposes. Information accompanying a shareholder's statement will show the portion of those distributions that are not taxable in certain states. Further information regarding the tax consequences of investing in the Fund is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisers for more specific information on the tax consequences of particular types of distributions.

The Fund intends to make sufficient distributions prior to the end of each calendar year in order to avoid liability for federal excise tax.

Sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.


                  PERFORMANCE INFORMATION

Performance information such as total return for the Fund may be quoted in advertisements or in communications to shareholders. Such performance information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, because the net investment return of the Fund changes in response to fluctuations in market conditions, interest rates and Fund expenses, any given performance quotation should not be considered representative of the Fund's performance for any future period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund's total return is the change in value of an investment in the Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. Please refer to the Statement of Additional Information for more information on performance.



                    GENERAL INFORMATION

The Trust
The Trust is an open-end management investment company organized as a business trust under the laws of the State of Delaware. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called The Cruelty Free Value
Fund.

Trustees and Officers of the Fund
The Trustees of the Fund oversee the operation of the Fund. The officers of the Fund who are employees or officers of the Advisor serve without compensation from the Fund.

Description of Shares
The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares. Currently, there is one class of shares issued by the Fund. The validity of the shares of beneficial interest offered by this prospectus will be passed on by Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, DC 20036-1800. All accounts will be maintained in book entry form and no share certificates will be issued.

Voting Rights
A shareholder is entitled to one vote for each full share held and a fractional vote for each fractional share held. All shares of the Fund participate equally in regard to dividends, distributions, and liquidations with respect to the Fund. Shareholders do not have preemptive, conversion or cumulative voting rights.

Shareholder Meetings
The Trustees are not required, and do not intend, to hold annual meetings of shareholders. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Shareholder Reports and Inquiries
The Fund issues unaudited financial information semiannually and audited financial statements annually. Shareholder inquiries should be addressed to the Fund c/o Beacon Global Advisors, Inc., 8260
Greensboro Drive, Suite 250, McLean, Virginia 22102-3801 (800) 662-9992 or (703) 883-0865. Purchase and redemption transactions should be made through the Transfer Agent by calling (800) 892-9626 or (610) 239-4600.

                    INVESTMENT ADVISER

               Beacon Global Advisors, Inc.
             8260 Greensboro Drive, Suite 250
               McLean, Virginia 22102-3801
                      (703) 883-0865


                       UNDERWRITER

               Beacon Global Advisors, Inc.
             8260 Greensboro Drive, Suite 250
               McLean, Virginia 22102-3801
                      (703) 883-0865


                   SHAREHOLDER SERVICES

                    FPS Services, Inc.
                    3200 Horizon Drive
           King of Prussia,  Pennsylvania 19406
                      (800) 892-9626
                      (610) 239-4600


                        CUSTODIAN

                   The Bank of New York
                      48 Wall Street
                    New York, New York


                      LEGAL COUNSEL

                Kirkpatrick & Lockhart LLP
             1800 Massachusetts Avenue, N.W.
                Washington, DC 20036-1800


                         AUDITORS

                    Ernst & Young LLP
               1225 Connecticut Avenue N.W.
                   Washington, DC 20036


      For Additional Information about The Cruelty Free Value Fund call:
                      (800) 662-9992

               Subject to Completion - October   , 1996

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of
 Additional Information does not constitute a prospectus.





               THE CRUELTY FREE VALUE FUND


           STATEMENT OF ADDITIONAL INFORMATION




                   ______________, 1996






This Statement of Additional Information dated __________, 1996 is not a prospectus but should be read in conjunction with the Prospectus describing The Cruelty Free Value Fund (the "Fund") dated
              , 1996. The Prospectus may be amended or supplemented from time to time. No investment in shares should be made without first reading the Prospectus. This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge from Beacon Global Advisors, Inc. (the "Advisor") at the address and telephone number below.



Distributor:                            Investment Adviser:

Beacon Global Advisors, Inc.           Beacon Global Advisors, Inc.
8260 Greensboro Drive, Suite 250       8260 Greensboro Drive, Suite 250
McLean, Virginia 22102-3801            McLean, Virginia 22102-3801
(703) 883-0865                               (703) 883-0865


No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.

                     TABLE OF CONTENTS

                                                       Page




The Trust and the Fund . . . . . . . . . . . . . . . . . .

Investment Policies and Techniques . . . . . . . . . . . .

   Bankers' Acceptances. . . . . . . . . . . . . . . . . .
   Certificates of Deposit . . . . . . . . . . . . . . . .
   Commerical Paper. . . . . . . . . . . . . . . . . . . .
   Common Stock. . . . . . . . . . . . . . . . . . . . . .
   Preferred Stock . . . . . . . . . . . . . . . . . . . .
   Time Deposits . . . . . . . . . . . . . . . . . . . . .
   U.S. Government Securities. . . . . . . . . . . . . . .
   Securities Lending. . . . . . . . . . . . . . . . . . .
   Illiquid Securities . . . . . . . . . . . . . . . . . .
   Short Sales . . . . . . . . . . . . . . . . . . . . . .
   Rule 144A Securities. . . . . . . . . . . . . . . . . .
   Borrowing . . . . . . . . . . . . . . . . . . . . . . .
   Other Investments . . . . . . . . . . . . . . . . . . .

Investment Restrictions. . . . . . . . . . . . . . . . . .

Investment Advisory and Other Services
   Investment Advisory Agreement . . . . . . . . . . . . .
   Sub-Advisory Agreement. . . . . . . . . . . . . . . . .
   Administrator . . . . . . . . . . . . . . . . . . . . .
   Distributor . . . . . . . . . . . . . . . . . . . . . .

Trustees and Officers. . . . . . . . . . . . . . . . . . .

Net Asset Value. . . . . . . . . . . . . . . . . . . . . .

Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . .
   Federal Income Tax. . . . . . . . . . . . . . . . . . .

Portfolio Transactions . . . . . . . . . . . . . . . . . .

Performance Information
   In General. . . . . . . . . . . . . . . . . . . . . . .
   Total Return Calculation. . . . . . . . . . . . . . . .
   Performance and Advertisements  . . . . . . . . . . . .

Other Information. . . . . . . . . . . . . . . . . . . . .
   Shareholder Liability . . . . . . . . . . . . . . . . .
   Limitations on Trustees' Liability. . . . . . . . . . .

                  THE TRUST AND THE FUND

This Statement of Additional Information relates to The Cruelty Free Value Fund (the "Fund"), a separate series of Beacon Global Advisors Trust (the "Trust"), a diversified, open-end management company established on August 29, 1996 under Delaware law as a Delaware business trust. The Trust Instrument permits the Trust to offer separate series of shares of beneficial interest. The Trust currently is comprised of one series, which offers its shares through one class of shares. To the extent that the Trust is a newly formed entity, it has no prior history.

Much of the information contained in this Statement of Additional
Information expands upon subjects discussed in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

             INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in the Prospectus for the Fund regarding the permitted investments and risk factors and the investment objective and policies of the Fund.

Bankers' Acceptances
Negotiable bills of exchange or time drafts drawn on and accepted by a commercial bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchanges. Maturities are generally six months or less.

Certificates of Deposit
Certificates of deposit are a negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by U.S. commercial banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

Commercial Paper
Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies.

Common Stock
Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

Preferred Stock
Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Trustees. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the issuer. There is, however, no assurance that dividends will be declared by the issuers of the preferred stocks in which the Fund invests.

Time Deposits
Time deposits are a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits in excess of seven days with a withdrawal penalty are considered to be illiquid securities. The Fund will not invest more than 15% of its net assets in illiquid securities, including such time deposits.

U.S. Government Securities
The Fund may invest in U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury and backed by the "full faith and credit" of the U.S. Government. These securities are direct obligations of the U.S. Government and differ mainly in their interest rates and the length of their maturities.

Securities Lending
The Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily, and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by the Advisor, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Illiquid Securities
The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Advisor pursuant to guidelines reviewed by the Board of Trustees. The Advisor will monitor the liquidity of securities held by the Fund, and report periodically on such determinations to the Board of Trustees. The Fund will not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset valueof Fund shares), including restricted securities. See "Rule 144A Securities" below.

Short Sales
To secure the Fund's obligation to replace any borrowed security, it will place in a segregated account, an amount of cash or U.S. Government securities equal to the difference between the market value of the securities sold short at the time of the short sale, and any cash or U.S. Government securities originally deposited with the broker in connection with the short sale (excluding the proceeds of the short sale). The Fund will thereafter maintain daily the segregated amount at such a level that the amount deposited in it plus the amount originally deposited with the broker as collateral will equal the greater of the current market value of the securities sold short, or the market value of the securities at the time they were sold short.

Rule 144A Securities
The Fund may invest in securities that are exempt from the registration requirements of the Securities Act of 1933 pursuant to Securities Exchange Commission ("SEC") Rule 144A. Those securities, purchased pursuant to Rule 144A, are traded among qualified institutional buyers, and are subject to the Fund's limitation on illiquid investment.

Investing in securities under Rule 144A could have the effect of increasing the levels of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Fund will limit its investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933 to no more than 15% of the Fund's net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Trustees.

Borrowing
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not purchase securities while its borrowings exceed 5% of its total assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%.

Other Investments
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.


                  INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the 1940
Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

Except as set forth under "INVESTMENT OBJECTIVE AND POLICIES" and "DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS" in the
Prospectus, the Fund may not:

    1. as to 75% of the Fund's total assets, invest more than 5% of its total assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, securities of investment companies, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities);

    2. invest more than 25% of the value of the Fund's total assets in one particular industry, except for temporary defensive purposes. For this purpose, "industry" does not include the U.S. Government, its agencies and instrumentalities;

    3. issue senior securities or borrow money, except the Fund may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding 5% of the Fund's assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33 % of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowing exceeds 5% of the value of the Fund's total assets, the Fund will not purchase securities. Interest paid on borrowing will reduce net income.

    4. pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33 % of the value of its net assets but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions;

    5. make loans, except through loans of securities or through repurchase agreements, provided that, for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interest therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

    6. engage in the business of underwriting the securities of others, except to the extent that the Fund might be considered an underwriter under the Federal securities laws in connection with its disposition of securities;

    7. purchase or sell real estate (except that investments in securities of issuers that invest in real estate or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner);

    8. purchase or sell commodities or commodity futures contracts unless acquired as a result of owning securities or other instruments.

The following investment limitations are not fundamental and may be changed by the Fund's Board of Trustees without shareholder approval:

    (i) The Fund does not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions.

    (ii) The Fund does not currently intend to purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

   (iii) The Fund does not currently intend to invest in oil, gas or mineral exploration or development programs or leases, except that investment in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated by such programs or leases are not subject to this prohibition.



           INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreement
The Fund and the Advisor have entered into an investment advisory agreement (the "Investment Advisory Agreement"). The Investment Advisory Agreement provides that the Advisor shall not be protected against any liability to the Fund or its shareholders if it has engaged in conduct constituting willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Investment Advisory Agreement provides that if, for any fiscal year, any ratio of expenses of the Fund (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Fund are registered, the Advisor will bear the amount of such excess.

The continuance of the Investment Advisory Agreement and Investment Subadvisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement and Investment Subadvisory Agreement will each terminate if assigned, and each is terminable at any time without penalty by the Trustees of the Fund, or by a majority of the outstanding shares of the Fund on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Fund.

Subadvisory Agreement
The Advisor has entered into an Investment Subadvisory Agreement with Dreman Value Advisors, Inc. ("Dreman" or the "Subadvisor") to assist in the selection and management of the Fund's investment securities.
It is the responsibility of the Subadvisor, under the direction of the Advisor, to make the day-to-day investment decisions for the Fund, to place the purchase and sale orders for the portfolio transactions of the Fund consistent with the Animal Policy established by the Advisor, and subject to the general direction of the Advisor. The Advisor will review the portfolio to ensure compliance with the Fund's guidelines regarding the humane treatment of animals and will instruct the Subadvisor as to how to implement these guidelines.

For its services, Dreman is paid an annual fee by the Advisor equal to 0.50% of the first $50 million of average net assets, 0.35% of average net assets from $50 million to $100 million, and 0.25% of average net assets in excess of $100 million..

Administrator
FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of
Prussia, PA 19406-0903 (the "Administrator") provides certain administrative services to the Fund pursuant to an Administrative
Services Agreement.

Under the Administrative Services Agreement, the Administrator: (1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) supervises the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepares and, after approval by the Fund, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law;
(8) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

Pursuant to this Administrative Services Agreement, FPS receives a fee computed at the annual rate of 0.15% of the first $50 million of total average net assets, 0.10% of the next $50 million of total average net assets and 0.05% of total net assets in excess of $100 million. Pursuant to the Administrative Services Agreement, aggregate administration fees shall not be less than $55,000.

Distributor
Beacon Global Advisors, Inc. serves as the Fund's Distributor pursuant to a Distribution Agreement (the "Distribution Agreement").

Shares of the Fund are subject to a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Distribution Plan, the Fund will pay an annual fee of 0.25% of the Fund's average daily net assets to Beacon Global Advisors, Inc. as compensation for its services. From this amount, Beacon Global Advisors, Inc. may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distribution Plan is characterized as a compensation plan because the distribution fee will be paid to the distributor without regard to the distribution or shareholder service expenses incurred by Beacon Global Advisors, Inc. or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Distribution Plan in accordance with its terms and within the rules of the National Association of Securities Dealers, Inc. concerning sales charges. Pursuant to such rules, the distributor is required to limit aggregate initial sales charges and asset-based sales charges to 6.25% of total gross sales.

The Distribution Plan will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the Rule 12b-1 trustees or by vote of the holders of a majority of the outstanding shares of the applicable class on not more than 60 days', nor less than 30 days' written notice to any other party to the Distribution Plan. The Distribution Plan may not be amended to increase materially the amounts to be spent for the services described herein without approval by the shareholders, and all material amendments are required to be approved by the Board of Trustees. The Distribution Plan will automatically terminate in the event of its assignment. Pursuant to the Distribution Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the Fund. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

                  TRUSTEES AND OFFICERS

The Trustees and executive officers of the Fund and their principal occupations for the last five years are set forth below. Each Trustee who is an "interested person" of the Fund, as that term is defined in the 1940 Act, is indicated by an asterisk.

[ TRUSTEE INFORMATION TO BE INCLUDED AT THE NEXT FILING]



                      NET ASSET VALUE

A more complete discussion of the Fund's determination of net asset value is contained in the Prospectus. The net asset value per share is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares outstanding.

The net asset value of all outstanding shares will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share.

Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") which currently is 4:00 p.m. (Eastern Time), on each day the NYSE is open for trading. The NYSE is open for trading every day except Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.


                           TAXES

The following is only a summary of certain federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax.

Federal Income Tax
The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. In order to qualify for treatment as a RIC under the Code, the Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income;
(ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent that it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

Any gain or loss recognized on a sale, redemption or exchange of shares of the Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Fund on which a net capital gain distribution has been received are subsequently sold, redeemed or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from the Fund generally would be eligible for the corporate dividend received deduction for corporate shareholders.

                   PORTFOLIO TRANSACTIONS

The Fund does not have an obligation to deal with any broker/dealer or group of broker/dealers in the execution of transactions in portfolio securities.

Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads, the Fund will not necessarily be paying the lowest spread available.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through brokers or dealers. However, the Advisor may place portfolio orders with qualified broker/dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker/dealers.


                  PERFORMANCE INFORMATION
In General
From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Total Return Calculation
The Fund computes average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

       Average Annual Total Return = P (1 + T)n = ERV

Where:            ERV   = ending redeemable value at the end of
                          the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                   P    = hypothetical initial payment of $1,000.

                   n    = period covered by the computation,
                          expressed in terms of years.

                   T    = average annual total return.

The Fund computes the aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

          Aggregate Total Return =  [  ERV  - 1 ]
                                             P
      Where:        ERV     = ending redeemable value at the end of
                             the period covered by the computation of hypothetical $1,000 payment made at the beginning of the period.

                       P    = hypothetical initial payment of $1,000.


The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Performance and Advertisements
From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar") which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance. The Fund may also compare its performance to a wide variety of indices.

In assessing such comparisons of yield, return or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures.


                     OTHER INFORMATION

Shareholder Liability
The Trust is an entity of the type commonly known as a "Delaware business trust." Under Delaware law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust Instrument contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Trust Instrument provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

Limitation of Trustees' Liability
The Trust Instrument provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Trust Instrument also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Trust Instrument shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

Custodian
The Bank of New York, 48 Wall Street, New York, New York 10286 is custodian of the Fund's assets pursuant to a custody agreement.
Under the custody agreement, The Bank of New York (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities, and (v) makes periodic reports to the Board of Trustees concerning the Fund's operations.


Independent Accountants
Ernst & Young LLP, 1225 Connecticut Avenue, N.W., Washington, DC 20036 has been selected as the independent accountants for the Fund. Ernst & Young LLP provides audit and tax services. The books of the Fund will be audited at least once a year by Ernst & Young LLP.

Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants.

Shareholder Inquiries
Inquiries regarding the Fund may be directed to the Advisor by calling (800) 662-9992.

                BEACON GLOBAL ADVISORS TRUST

                         Form N-1A

                Part C  -- Other Information

Part C.  Other Information

Item 24.   Financial Statements and Exhibits.

           (a)   Financial Statements.
                 (To be filed by amendment.)

           (b)   Exhibits:

              Exhibits filed pursuant to Form N-1A:

              (1)    Trust Instrument filed herewith.

              (2)    By-Laws are filed herewith.

              (3)    Voting Trust Agreement -- None

              (4)    All Instruments Defining the Rights of Holders --
                     None

              (5)    Investment Advisory Contracts -- (To be filed by
                     Amendment.)

              (6)    Underwriting Agreement -- (To be filed by
                     Amendment.)

              (7) Bonus, Profit Sharing, Pension or Other Similar Contracts -- None

              (8)    Custodian Agreements -- (To be filed by
                     Amendment.)

              (9)    (a)   Transfer Agent Services Agreement  -- (To
                           be filed by Amendment.)

                     (b) Administration Agreement -- (To be filed by Amendment.)

                     (c) Accounting Services Agreement -- (To be filed by Amendment.)

              (10)   (a)   Opinion and Consent of Kirkpatrick &
                           Lockhart LLP regarding the legality of
                           the securities being issued -- (To be
                           filed by Amendment.)

              (11) Consent of Independent Auditors -- (To be filed by Amendment.)

              (12)   Financial Statements Omitted from Item 23.-- None

              (13) Agreements or Understandings Made inConsideration for Providing the Initial Capital -- None

              (14)   Model Plan -- None

              (15) Plan of Distribution pursuant to Rule 12b-1 -- (To be filed by Amendment.)

              (16)   Schedule for Computation of Performance
                     Quotations -- None.

              (17)   Financial Data Schedule -- None.

              (18) Plan of Distribution pursuant to Rule 18f-3 with respect to Multiple Class Shares -- None.

              (19)   Trustees' Powers of Attorney -- (To be filed by
                     Amendment.)


Item 25.   Persons Controlled by or Under Common Control with
              Registrant.

                 None.

Item 26.   Number of Holders of Securities.

                 None.

Item 27.   Indemnification.

              Reference is made to Article X of the Registrant's Trust Instrument (filed herewith as Exhibit 1.)

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.   Business and Other Connections of Investment Adviser.

              Beacon Global Advisors, Inc., 8260 Greensboro Drive, Suite 250, McLean, Virginia 22102-380 provides investment advisory services to individual and institutional investors, and as of September 30, 1996 had approximately
              $____   million in assets under management.

              For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to Form ADV (File #801-_____) filed by it under the Investment Advisers Act of 1940.

Item 29.   Principal Underwriter.

           (a) Beacon Global Advisors, Inc., the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

                    [ NEED INFORMATION ]






           (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control
                 Persons:

                        Position               Position and
Name and Principal      and Offices            Offices with
Business Address        with Underwriter       Registrant




                    [ NEED INFORMATION ]









           (c)   Not Applicable.


tem 30. Location of Accounts and Records.

           All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Trust's Investment Adviser, Beacon Global Advisors, Inc., 8260 Greensboro Drive, Suite 250, McLean, Virginia 22102, except for those maintained by the Fund's Custodian, The Bank of New York, 48 Wall Street, New York, New York 10172 and the Trust's Administrator, Transfer Agent and Fund Accounting Services Agent, FPS Services Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

Item 31.   Management Services.

           There are no management-related service contracts not discussed in Part A or Part B.

Item 32.   Undertakings.

           (a) Registrant hereby undertakes to file an amendment to this Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from any person in excess of 25 if Registrant proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act.

           (b) Registrant hereby undertakes to file a post-effective amendment within four to six months from the effective date of this Registration Statement under the Securities Act of 1933. Registrant understands that such post-effective amendment will contain reasonably current financial statements which need not be certified by independent public accountants.

           (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

           (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of
                 Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                         SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of McLean, and State of Virginia on the 28th day of October, 1996.

                          Beacon Global Advisors Trust
                                  Registrant


                     By   /s/ Robert J. Henrich
                           Robert J. Henrich
                           President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Beacon Global Advisors Trust has been signed below by the following persons in the capacities and on the date indicated.


Signature                      Capacity                      Date




/s/ Robert J. Henrich        As Sole Trustee               10/28/96
Robert J. Henrich




/s/ Robert J. Henrich        As President and              10/28/96
Robert J. Henrich            Principal Executive Officer




/s/ Robert J. Henrich        As Treasurer and              10/28/96
Robert J. Henrich            Principal Accounting and
                             Financial Officer

                BEACON GLOBAL ADVISORS TRUST

               Index to Exhibits to Form N-1A




Exhibit                                                Page


99.B1          Trust Instrument

99.B2          By-Laws